Basis of preparation	3 Months Ended
Mar. 31, 2026
Basis Of Preparation
Basis of preparation

2.	Basis of preparation:

(a)	Statement of compliance:

These condensed consolidated interim financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (IASB) applicable to interim financial information, as outlined in International Accounting Standard (IAS) 34, “Interim Financial Reporting”.

The notes presented in these condensed consolidated interim financial statements include in general only significant changes and transactions occurring since the Company’s last year-end and are not fully inclusive of all disclosures required by IFRS® Accounting Standards as issued by the IASB for annual financial statements (IFRS Accounting Standards). These condensed consolidated interim financial statements should be read in conjunction with the annual audited consolidated financial statements, including the notes thereto, for the year ended December 31, 2025 (the “2025 Annual Consolidated Financial Statements”).

The policies applied in these condensed consolidated interim financial statements are based on IFRS Accounting Standards and effective as of May 13, 2026, the date the Board of Directors approved the issuance of the condensed consolidated interim financial statements.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 2

(b)	Measurement basis:

The condensed consolidated interim financial statements have been prepared based on the historical cost, except for investment which is measured at fair value. Other measurement bases used are described in the applicable notes.

(c)	Use of estimates and judgments:

Preparing condensed consolidated interim financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the 2025 Annual Consolidated Financial Statements.